Note 2 - Significant Accounting Policies (Details Textual) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 05, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Amortization of above and below Market Leases						$ 131,000	$ 826,000
Amortization of Intangible Assets, Total						413,000	569,000
Impairment of Real Estate		$ 845,674		$ 845,674		0	532,951
Impairment of Intangible Assets, Finite-lived						274,000	415,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)						0	0
Depreciation, Total						7,400,000	9,100,000
Cash, Uninsured Amount						8,600,000
Restricted Cash, Total		2,700,000		2,700,000		4,700,000
Accounts Receivable, Allowance for Credit Loss, Ending Balance						21,000	60,000
Deferred Costs, Total						2,054,000	2,097,000
Amortization of Deferred Leasing Fees						646,000	510,000
Debt Issuance Costs, Net, Total		$ 500,000		500,000
Amortization of Debt Issuance Costs				$ 733,024	$ 400,131	$ 965,239	$ 675,087
Percentage of Distributed Taxable Income to Qualify as REIT				90.00%		90.00%
Earnings Per Share, Basic and Diluted, Total (in dollars per share)		$ (0.22)	$ (0.14)	$ (0.34)	$ (0.34)	$ (0.07)	$ 0.38
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)						373,259	366,972
Operating Lease, Right-of-Use Asset						$ 661,000
Operating Lease Liability, Gross						661,000
Centennial Tech Center [Member] | Subsequent Event [Member]
Proceeds from Sale of Real Estate, Total	$ 15,000,000
Gain (Loss) on Sale of Properties	$ 4,300,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total						3,900,000
Polar Multi-Strategy Master Fund [Member]
Debt Issuance Costs, Net, Total						748,000
Amortization of Debt Issuance Costs				$ 280,000		373,000
Mortgage Payable [Member]
Amortization of Debt Issuance Costs						470,000	$ 529,000
Series B Preferred Stock [Member]
Unamortized Deferred Stock Costs						0	122,000
Series B Preferred Stock [Member] | Mortgage Payable [Member]
Amortization of Debt Issuance Costs						122,000	147,000
Mortgage Notes [Member]
Debt Issuance Costs, Net, Total						1,066,000	$ 1,427,000
Notes Payable to Banks [Member] | Polar Multi-Strategy Master Fund [Member]
Unamortized Deferred Stock Costs						748,000
Amortization of Debt Issuance Costs						$ 373,000
Building and Building Improvements [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)						39 years
Maximum [Member]
Amortization of Value In Place Leases (Year)						10 years
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)						5 years
Maximum [Member] | Leasehold Improvements [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)						10 years
Maximum [Member] | Furniture and Fixtures [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)						5 years
Minimum [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)						1 year
Minimum [Member] | Leasehold Improvements [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)						1 year
Minimum [Member] | Furniture and Fixtures [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)						4 years